JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.4%
Aerospace & Defense — 1.0%
General Dynamics Corp. (a)	135	18,644
Northrop Grumman Corp.	145	45,872
Raytheon Technologies Corp.	909	52,281

		116,797

Airlines — 0.3%
Delta Air Lines, Inc.	386	11,805
Southwest Airlines Co.	501	18,773

		30,578

Auto Components — 0.1%
Magna International, Inc. (Canada)	367	16,782

Automobiles — 0.2%
General Motors Co.	710	20,997

Banks — 2.9%
Bank of America Corp. (a)	2,141	51,566
Citigroup, Inc.	2,416	104,161
Citizens Financial Group, Inc.	882	22,284
KeyCorp	3,018	35,999
Regions Financial Corp.	2,328	26,845
Truist Financial Corp.	409	15,546
US Bancorp	714	25,579
Wells Fargo & Co.	2,447	57,529

		339,509

Beverages — 1.2%
Coca-Cola Co. (The) (a)	1,590	78,488
Constellation Brands, Inc., Class A	308	58,276

		136,764

Biotechnology — 2.6%
AbbVie, Inc.	1,366	119,650
Alexion Pharmaceuticals, Inc. *	351	40,195
Amgen, Inc. (a)	75	19,019
Biogen, Inc. * (a)	110	31,251
Regeneron Pharmaceuticals, Inc. *	74	41,514
Vertex Pharmaceuticals, Inc.*	184	49,976

		301,605

Building Products — 0.9%
Carrier Global Corp.	1,008	30,800
Masco Corp.	696	38,374
Trane Technologies plc	313	38,001

		107,175

Capital Markets — 2.8%
BlackRock, Inc.	126	71,048
Goldman Sachs Group, Inc. (The)	133	26,804
Intercontinental Exchange, Inc.	277	27,734
MarketAxess Holdings, Inc.	31	14,848
Morgan Stanley	1,408	68,061
MSCI, Inc.	45	15,886
S&P Global, Inc.	207	74,684
State Street Corp.	434	25,742
T. Rowe Price Group, Inc.	82	10,571

		335,378

Chemicals — 1.7%
Air Products and Chemicals, Inc.	88	26,202
Celanese Corp.	227	24,403
Dow, Inc.	539	25,340
DuPont de Nemours, Inc.	422	23,439
Eastman Chemical Co.	601	46,948
Linde plc (United Kingdom)	153	36,545
LyondellBasell Industries NV, Class A	204	14,348

		197,225

Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	43	14,188

Communications Equipment — 0.4%
Cisco Systems, Inc.	897	35,322
Motorola Solutions, Inc.	40	6,249

		41,571

Consumer Finance — 0.4%
Capital One Financial Corp.	626	44,975

Containers & Packaging — 0.6%
Avery Dennison Corp.	201	25,641
Crown Holdings, Inc. * (a)	293	22,508
Packaging Corp. of America	80	8,746
Westrock Co.	417	14,489

		71,384

Diversified Consumer Services — 0.0% (b)
H&R Block, Inc.	159	2,598

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B * (a)	883	188,002
Voya Financial, Inc.	150	7,198

		195,200

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc. (a)	2,114	125,782

Electric Utilities — 1.7%
Entergy Corp.	603	59,377
FirstEnergy Corp.	230	6,604
NextEra Energy, Inc. (a)	427	118,546
Xcel Energy, Inc. (a)	299	20,625

		205,152

Electrical Equipment — 0.9%
Eaton Corp. plc	796	81,255
Emerson Electric Co.	428	28,069

		109,324

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd.	199	19,467

Entertainment — 1.3%
Electronic Arts, Inc. *	131	17,044
Netflix, Inc. * (a)	271	135,703

		152,747

Equity Real Estate Investment Trusts (REITs) — 1.8%
Camden Property Trust	289	25,689
Equinix, Inc.	81	61,380
Equity LifeStyle Properties, Inc.	167	10,266
Mid-America Apartment Communities, Inc.	180	20,867
Prologis, Inc.	660	66,436
Realty Income Corp.	86	5,216

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sun Communities, Inc.	55	7,747
UDR, Inc.	120	3,897
Ventas, Inc.	316	13,276

		214,774

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	142	50,462
Kroger Co. (The)	568	19,254

		69,716

Food Products — 0.7%
Conagra Brands, Inc.	201	7,170
Mondelez International, Inc., Class A (a)	1,387	79,672

		86,842

Health Care Equipment & Supplies — 3.0%
ABIOMED, Inc. *	18	5,023
Baxter International, Inc.	674	54,208
Becton Dickinson and Co.	152	35,283
Boston Scientific Corp. * (a)	1,001	38,239
DexCom, Inc. *	38	15,729
Edwards Lifesciences Corp. *	148	11,850
Intuitive Surgical, Inc. * (a)	32	22,793
Medtronic plc (a)	923	95,935
Zimmer Biomet Holdings, Inc. (a)	512	69,738

		348,798

Health Care Providers & Services — 2.7%
Anthem, Inc. (a)	143	38,335
Centene Corp. *	131	7,653
Cigna Corp. (a)	348	58,944
DaVita, Inc. *	5	448
McKesson Corp.	423	62,949
UnitedHealth Group, Inc. (a)	481	150,006

		318,335

Hotels, Restaurants & Leisure — 0.5%
Hilton Worldwide Holdings, Inc.	308	26,309
Yum! Brands, Inc.	411	37,525

		63,834

Household Durables — 0.4%
Lennar Corp., Class A	604	49,355

Household Products — 1.9%
Kimberly-Clark Corp.	395	58,299
Procter & Gamble Co. (The) (a)	1,226	170,435

		228,734

Industrial Conglomerates — 1.1%
Honeywell International, Inc. (a)	771	126,976

Insurance — 1.7%
Allstate Corp. (The) (a)	621	58,479
American International Group, Inc.	353	9,706
Chubb Ltd.	271	31,480
Hartford Financial Services Group, Inc. (The)	426	15,693
Marsh & McLennan Cos., Inc.	207	23,755
MetLife, Inc.	129	4,798
Progressive Corp. (The)	654	61,949

		205,860

Interactive Media & Services — 5.5%
Alphabet, Inc., Class A * (a)	155	226,469
Alphabet, Inc., Class C * (a)	124	182,057
Facebook, Inc., Class A * (a)	931	243,930

		652,456

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc. * (a)	189	595,677
Booking Holdings, Inc. * (a)	28	47,305

		642,982

IT Services — 6.1%
Accenture plc, Class A	424	95,873
Automatic Data Processing, Inc. (a)	199	27,818
Booz Allen Hamilton Holding Corp.	135	11,235
FleetCor Technologies, Inc. *	35	8,278
International Business Machines Corp.	537	65,356
Leidos Holdings, Inc.	473	42,159
Mastercard, Inc., Class A (a)	620	209,729
PayPal Holdings, Inc. * (a)	731	144,092
Visa, Inc., Class A (a)	561	112,224

		716,764

Life Sciences Tools & Services — 1.5%
Illumina, Inc. *	93	28,662
Thermo Fisher Scientific, Inc. (a)	313	138,245
Waters Corp. *	28	5,479

		172,386

Machinery — 1.8%
Cummins, Inc. (a)	226	47,823
Deere & Co.	151	33,377
Parker-Hannifin Corp.	271	54,803
Snap-on, Inc.	118	17,288
Stanley Black & Decker, Inc.	369	59,853

		213,144

Media — 2.4%
Altice USA, Inc., Class A * (a)	425	11,040
Charter Communications, Inc., Class A * (a)	184	114,794
Comcast Corp., Class A (a)	2,465	114,039
Discovery, Inc., Class A *	867	18,874
Discovery, Inc., Class C *	1,247	24,444

		283,191

Metals & Mining — 0.2%
Newmont Corp.	322	20,404

Multiline Retail — 0.8%
Dollar Tree, Inc. *	284	25,920
Target Corp.	453	71,383

		97,303

Multi-Utilities — 1.1%
Ameren Corp.	235	18,584
CMS Energy Corp.	454	27,861
DTE Energy Co.	239	27,488
Public Service Enterprise Group, Inc.	715	39,233
Sempra Energy	121	14,281

		127,447

Oil, Gas & Consumable Fuels — 2.0%
Cabot Oil & Gas Corp.	193	3,353
Cheniere Energy, Inc. *	246	11,404
Chevron Corp. (a)	996	71,696
Diamondback Energy, Inc.	348	10,492
EOG Resources, Inc. (a)	944	33,929

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Exxon Mobil Corp. (a)	476	16,354
Kinder Morgan, Inc.	888	10,944
Phillips 66	583	30,211
Pioneer Natural Resources Co. (a)	439	37,746
Williams Cos., Inc. (The)	491	9,650

		235,779

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	116	25,208

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. (a)	1,844	111,201
Eli Lilly and Co. (a)	621	91,971
Johnson & Johnson (a)	688	102,490
Merck & Co., Inc. (a)	1,693	140,400
Pfizer, Inc.	520	19,088

		465,150

Professional Services — 0.1%
Verisk Analytics, Inc.	66	12,257

Road & Rail — 1.3%
CSX Corp.	572	44,442
Lyft, Inc., Class A *	185	5,109
Norfolk Southern Corp. (a)	423	90,564
Union Pacific Corp. (a)	80	15,803

		155,918

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc. * (a)	746	61,168
Analog Devices, Inc.	621	72,448
Applied Materials, Inc.	966	57,421
Intel Corp.	513	26,556
Lam Research Corp.	137	45,351
Microchip Technology, Inc.	217	22,292
Micron Technology, Inc. *	656	30,785
NVIDIA Corp. (a)	207	112,054
NXP Semiconductors NV (Netherlands)	404	50,404
Qorvo, Inc. *	234	30,138
QUALCOMM, Inc.	162	19,086
Texas Instruments, Inc. (a)	794	113,364

		641,067

Software — 8.7%
Fortinet, Inc. *	58	6,799
Intuit, Inc. (a)	259	84,469
Microsoft Corp. (a)	3,608	758,950
salesforce.com, Inc. * (a)	601	151,136
Workday, Inc., Class A *	124	26,572

		1,027,926

Specialty Retail — 3.6%
AutoZone, Inc. * (a)	44	51,916
Best Buy Co., Inc. (a)	626	69,683
Home Depot, Inc. (The) (a)	472	131,047
Lowe’s Cos., Inc. (a)	707	117,303
Ross Stores, Inc. (a)	19	1,741
TJX Cos., Inc. (The)	866	48,198

		419,888

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	6,942	803,907
HP, Inc.	1,360	25,819

		829,726

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	303	26,277
NIKE, Inc., Class B	701	87,950

		114,227

Tobacco — 1.2%
Altria Group, Inc. (a)	1,635	63,165
Philip Morris International, Inc.	1,067	80,028

		143,193

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	597	68,227

TOTAL COMMON STOCKS (Cost $9,068,771)		11,363,065

	No. of Contracts
OPTIONS PURCHASED — 3.4%
PUT OPTIONS PURCHASED — 3.4%
Index Funds — 3.4%
S&P 500 Index
12/31/2020 at USD 3,180.00, European Style Notional Amount: USD 11,235,783 Exchange-Traded * (Cost $388,659)	33,410	401,922

	Shares (000)
SHORT-TERM INVESTMENTS — 3.1%
INVESTMENT COMPANIES — 3.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c)(d)(Cost $370,795)	370,795	370,795

Total Investments — 102.9% (Cost $9,828,225)		12,135,782
Liabilities in Excess of Other Assets — (2.9)%		(341,053)

Net Assets — 100.0%		11,794,729

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,183	12/2020	USD	198,123	4,414

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	33,410	USD 11,235,783	USD 3,510.00	12/31/2020	(310,713)

Written Put Options Contracts as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	33,410	USD 11,235,783	USD 2,675.00	12/31/2020	(101,566)

Total Written Options Contracts (Premiums Received $397,846)						(412,279)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,135,782	$—	$—	$12,135,782

Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,414	$—	$—	$4,414

Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(310,713)	$—	$—	$(310,713)
Put Options Written	(101,566)	—	—	(101,566)

Total Depreciation in Other Financial Instruments	$(412,279)	$—	$—	$(412,279)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	$456,381	$2,065,312	$2,150,898	$—	$—	$370,795	370,795	$16	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.